UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2008

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill Anastasopoulos
Title: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 11,2009

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   64
Form 13F
Information Table Value Total: 324,850 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT
OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

ACTIVISION INC           	COM	00507V109	1,293 	 149,654 	SH		SOLE	01	 149,654
ADOBE SYSTEMS INC        	COM	00724F101	994 	 46,703 	SH		SOLE	01	 46,703
ALCOA INC                	COM	013817101	691 	 61,402 	SH		SOLE	01	 61,402
ALEXANDRIA REAL EST      	COM	015271109	29,423 	487,621 	SH		SOLE	01	 487,621
AMERICA MOVIL SAB	SPONSORED ADR	02364W105	1,665 	 53,734 	SH		SOLE	01	 53,734
AMERICAN INT GROUP       	COM	026874107	78 	 49,500 	SH		SOLE	01	 49,500
APACHE CORP              	COM	037411105	1,820 	 24,422 	SH		SOLE	01	 24,422
APPLE INC                	COM	037833100	194 	 2,273 		SH		SOLE	01	 2,273
APPLIED MATERIALS        	COM	038222105	309 	 30,496 	SH		SOLE	01	 30,496
BARRICK GOLD CORP        	COM	067901108	2,771 	 61,967 	SH		SOLE	01	 61,967
BOEING CO                	COM	097023105	811 	 19,000 	SH		SOLE	01	 19,000
BOSTON PROPERTIE INC     	COM	101121101	23,337 	424,315 	SH		SOLE	01	 424,315
CATERPILLAR INC          	COM	149123101	1,149 	 25,711 	SH		SOLE	01	 25,711
CHINA MEDICAL TECH	SPONSORED ADR	169483104	282 	 13,895 	SH		SOLE	01	 13,895
CIA SIDERURGICA ADR 	SPONSORED ADR	20440W105	800 	 62,467 	SH		SOLE	01	 62,467
CIA VALE DO RIO DOCE	SPONSORED ADR	204412209	910 	 75,161 	SH		SOLE	01	 75,161
CISCO SYSTEMS INC        	COM	17275R102	1,060 	 65,000 	SH		SOLE	01	 65,000
COACH INC                	COM	189754104	131 	 6,300 		SH		SOLE	01	 6,300
COCA COLA COMPANY        	COM	191216100	1,132 	 25,000 	SH		SOLE	01	 25,000
CVS CORP                 	COM	126650100	1,655 	 57,600 	SH		SOLE	01	 57,600
DESARROLLADO-ADR	SPONSORED ADR	25030W100	1,180 	 51,670 	SH		SOLE	01	 51,670
DIGITAL REALTY TRUST  		COM	253868103	4,422	1,961,109 	SH		SOLE	01	 1,961,109
DOUGLAS EMMETT INC  		COM	25960P109	26,113 	1,999,484 	SH		SOLE	01	 1,999,484
EMBRAER EM BRAS AERO	SPONSORED ADR	29081M102	796 	 49,100 	SH		SOLE	01	 49,100
ENCANA CORP              	COM	292505104	1,675 	 29,400 	SH		SOLE	01	 29,400
ESSEX PROPERTY TRUST     	COM	297178105	22,554 	293,861 	SH		SOLE	01	 293,861
FEDERAL RLTY INV TST     	COM	313747206	1,771 	 28,531 	SH		SOLE	01	 28,531
FLUOR CORP NEW           	COM	343412102	981 	 21,862 	SH		SOLE	01	 21,862
GAZPROM OAO           SPONSORED ADR	368287207	133 	 9,363 		SH		SOLE	01	 9,363
GENERAL ELECTRIC CO      	COM	369604103	1,886 	 116,400 	SH		SOLE	01	 116,400
GILEAD SCIENCES INC      	COM	375558103	281 	 5,500 		SH		SOLE	01	 5,500
GOLDMAN SACHS GROUP      	COM	38141G104	793 	 9,400 		SH		SOLE	01	 9,400
HARLEY DAVIDSON INC      	COM	412822108	99 	 5,860 		SH		SOLE	01	 5,860
HEALTH CARE REIT INC     	COM	42217K106	1,846 	 43,741 	SH		SOLE	01	 43,741
HOME PROPERTIES INC      	COM	437306103	7,318 	 180,257 	SH		SOLE	01	 180,257
INTEL CORPORATION        	COM	458140100	147 	 10,000 	SH		SOLE	01	 10,000
ISHARES S AND P 500	S&P 500 INDEX	464287200	3,718 	 41,174 	SH		SOLE	01	 41,174
JOHNSON AND JOHNSON      	COM	478160104	1,256 	 21,000 	SH		SOLE	01	 21,000
JOY GLOBAL INC           	COM	481165108	691 	 30,187 	SH		SOLE	01	 30,187
KOHLS CORPORATION        	COM	500255104	165 	 4,550 		SH		SOLE	01	 4,550
MERRILL LYNCH AND CO     	COM	590188108	80 	 6,834 		SH		SOLE	01	 6,834
NII HOLDINGS INC B       	COM	62913F201	509 	 28,000 	SH		SOLE	01	 28,000
ORACLE CORPORATION       	COM	68389X105	1,571 	 88,600 	SH		SOLE	01	 88,600
PERFECT WORLD ADR   	SPONSORED ADR	71372U104	191 	 11,063 	SH		SOLE	01	 11,063
PETROHAWK ENERGY         	COM	716495106	208 	 13,311 	SH		SOLE	01	 13,311
PETROLEO BRASIL-ADR	SPONSORED ADR	71654V408	1,122 	 45,800 	SH		SOLE	01	 45,800
PHILIP MORRIS INTL       	COM	718172109	1,349 	 31,000 	SH		SOLE	01	 31,000
PUBLIC STORAGE           	COM	74460D109	24,132 	303,544 	SH		SOLE	01	 303,544
QUALCOMM INC             	COM	747525103	1,347 	 37,602 	SH		SOLE	01	 37,602
REGENCY CENTERS CORP     	COM	758849103	1,320 	 28,275 	SH		SOLE	01	 28,275
RESEARCH IN MOTION       	COM	760975102	174 	 3,509 		SH		SOLE	01	 3,509
SALESFORCE.COM INC       	COM	79466L302	156 	 4,889 		SH		SOLE	01	 4,889
SCHLUMBERGER LTD         	COM	806857108	1,179 	 27,855 	SH		SOLE	01	 27,855
SHANDA INTERACTIVE	SPONSORED ADR	81941Q203	1,036 	 32,000 	SH		SOLE	01	 32,000
SIMON PROPERTY GROUP     	COM	828806109	32,592 	613,437 	SH		SOLE	01	 613,437
SPIRIT AEROSYS HLDG      	COM	848574109	600 	 59,000 	SH		SOLE	01	 59,000
TANGER FACTORY OUT       	COM	875465106	35,794 	951,463 	SH		SOLE	01	 951,463
TAUBMAN CENTERS INC      	COM	876664103	9,079 	 356,604 	SH		SOLE	01	 356,604
TRANSOCEAN INC           	COM	G90073100	496 	 10,494 	SH		SOLE	01	 10,494
UNION PACIFIC CORP       	COM	907818108	201 	 4,199 		SH		SOLE	01	 4,199
VORNADO REALTY TRUST     	COM	929042109	984 	 16,300 	SH		SOLE	01	 16,300
WACHOVIA CORP            	COM	929903102	14 	 2,550 		SH		SOLE	01	 2,550
WAL-MART DE MEXICO	SPONSORED ADR	93114W107	1,576 	 58,360 	SH		SOLE	01	 58,360
WELLS FARGO CO NEW       	COM	949746101	811 	 27,500 	SH		SOLE	01	 27,500